License Rights (Details) (License right, CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
License right
License Rights
Impairment provision for license rights				50,300,000
Percentage of impaired assets included in provision				100.00%
Total amortization expense	0	0	49,000,000
Foregoing license rights
Payment for license rights	271,582,000	271,582,000
Accumulated amortization	(221,266,000)	(221,266,000)
Impairment provision for license rights	(50,316,000)	(50,316,000)
Total	0	0